Lease Agreements - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Lease Cost
Fixed Cost	$ 5,568
Short-Term Lease Cost	58
Variable Lease Cost	1,197
Total Operating Lease Cost	$ 6,823